Initial Public Offering	6 Months Ended	12 Months Ended
	Apr. 30, 2016	Oct. 31, 2015
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

3. INITIAL PUBLIC OFFERING

On February 19, 2015, the Company sold 10,000,000 Units in its Initial Public Offering. Each Unit consists of one share of the Company’s Common Stock and one redeemable common stock purchase warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Common Stock at an exercise price of $12.00 (see Note 8).

3. INITIAL PUBLIC OFFERING

On February 19, 2015, the Company sold 10,000,000 Units in its Initial Public Offering. Each Unit consists of one share of the Company’s Common Stock and one redeemable common stock purchase warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Common Stock at an exercise price of $12.00 (see Note 7).